Financial Risk Management - Schedule of Level in Fair Value Hierarchy (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Financial Risk Management - Schedule of Level in Fair Value Hierarchy (Details) [Line Items]
Digital assets	$ 204,594,180	$ 126,468,184
Digital assets-related party	4,033,054
Listed equity securities	21,737,833	1,727,007
Listed futures contracts	1,011	9,731
Unlisted equity securities	911,404	811,404
Investment in funds	1,622,836	40,646,465
Digital assets payable	(111,294,566)	(71,437,331)
Digital assets payable-related party	(40,736,006)	(8,926,859)
Total	80,869,746	89,298,601
Level 1 [Member]
Financial Risk Management - Schedule of Level in Fair Value Hierarchy (Details) [Line Items]
Digital assets	204,594,180	126,468,184
Digital assets-related party	4,033,054
Listed equity securities	21,737,833	1,727,007
Listed futures contracts	1,011	9,731
Unlisted equity securities
Investment in funds	1,622,836	40,646,465
Digital assets payable
Digital assets payable-related party
Total	231,988,914	168,851,387
Level 2 [Member]
Financial Risk Management - Schedule of Level in Fair Value Hierarchy (Details) [Line Items]
Digital assets
Digital assets-related party
Listed equity securities
Listed futures contracts
Unlisted equity securities
Investment in funds
Digital assets payable
Digital assets payable-related party
Total
Level 3 [Member]
Financial Risk Management - Schedule of Level in Fair Value Hierarchy (Details) [Line Items]
Digital assets
Digital assets-related party
Listed equity securities
Listed futures contracts
Unlisted equity securities	911,404	811,404
Investment in funds
Digital assets payable	(111,294,566)	(71,437,331)
Digital assets payable-related party	(40,736,006)	(8,926,859)
Total	$ (151,119,168)	$ (79,552,786)